Employee Benefit Plans - Schedule of Company's Target Asset Allocation and Actual Asset Allocations (Details)	Mar. 31, 2020	Mar. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	42.00%	45.00%
Equity Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	40.00%
Equity Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	50.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	50.00%	48.00%
Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	40.00%
Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	50.00%
Alternative Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	6.00%	5.00%
Alternative Investments [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	0.00%
Alternative Investments [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	10.00%
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, actual allocation, percentage	2.00%	2.00%
Other Investments [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	0.00%
Other Investments [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, target allocation, percentage	5.00%